Long-term Investments	12 Months Ended
Dec. 31, 2020
Disclosure Text Block [Abstract]
Long-term investments
8. Long-term investments
In 2019, the Company invested RMB 185 million for a 9.24%
equity interest in Beijing Changba Technology Co., Ltd., and the percentage of equity interest changed into 9.02% in 2020. In 2020, the Company invested
RMB 20 million for a 13.33% equity interest in Beijing Yijie International Children Culture Communication Co., Ltd.
 The Company elected to measure the investments using the measurement alternative. There were no observable price changes and indicators of impairment for the long-term investments since the acquisition date.
In July 2019, the Company subscribed for 550 Series A Preferred Shares from Great Alliance
Co-living
Limited (“Great Alliance”) at an aggregate purchase price of US$5.5 million (RMB 38 million), which represented a 5.21% equity interest in the entity. The Company sold the investment in 2020,and realized
RMB 4
million gain in the consolidated statement of comprehensive income
.